Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable and Long-Term Debt
Summary of long-term debt

	December 31,
(Thousands of dollars)	2011	2010
Private placements:
6.21% senior notes, due 2012	$1,072	$2,143
6.92% senior notes, due 2012	31,000	31,000
Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2012 through 2021	81,318	16,352
Foreign subsidiary obligation, floating rate	206	221
Capital lease obligations and other	1,856	1,588
	157,252	93,104
Current maturities of long-term debt	(40,885)	(1,697)
Long-term debt, less current maturities	$116,367	$91,407